Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - Trade Receivables Past Due and Impaired [Member] - Trade Receivables [Member] - CLP ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets [Line Items]
Balance at beginning of period	$ 39,461,880	$ 35,877,490
Increases (decreases) for the year	7,937,817	5,141,179
Amounts written off	(3,525,638)	(1,556,789)
Balance at end of period	$ 43,874,059	$ 39,461,880